UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					Form 13F

				Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011

Check here if Amendment [ ];	Amendment Number: 1
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			David R. Rahn Inc. dba Avalon Capital Management
Address:		495 Seaport Court
			Suite 106
			Port of Redwood City, California 94063-2785

Form 13F File Number:  28-14108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William Oberman
Title:		Vice President
Phone:		(650) 306-1500

Signature, Place, and Date of Signing:

 /s/ William Oberman  	Port of Redwood City, CA  	 02/13/2012

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this
	report.)

[ ]	13F NOTICE.  (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$72,636
	(thousands)

                                                  FORM 13F INFORMATION TABLE

                                TITLE
                                 OF                VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE SHARED NONE
------------------------------ --------- --------- -------- -------- --- ---- ------- -------- ----- ----- -----
ABBOTT LABS                    COM      002824100     1255    22323 SH       Sole             22323
APPLE COMPUTER INC             COM      037833100     6729    16614 SH       Sole             16614
CHEVRONTEXACO CORP             COM      166764100     3310    31110 SH       Sole             31110
CHIMERA INVESTMENT             COM      16934Q109      106    42300 SH       Sole             42300
CISCO SYS INC                  COM      17275R102      700    38696 SH       Sole             38696
CLAYMORE GUGGEN CHINA ALLCAP   ETF      18385P010      826    38700 SH       Sole             38700
DIGITAL RLTY TR INC COM        COM      253868103     1197    17950 SH       Sole             17950
DIREXION SHS DLY LRG CAP BEAR  ETF      25459W151     2365    80100 SH       Sole             80100
EXXON MOBIL   		       COM      30231G102     2660    31379 SH       Sole             31379
GENERAL ELEC CO                COM      369604103     1444    80634 SH       Sole             80634
GEOPETRO RESOURCES CO 	       COM      37248H304       10    44445 SH       Sole	      44445
GILEAD SCIENCES INC            COM      375558103      755    18447 SH       Sole             18447
GOOGLE INC CL A                COM      38259P508     2482     3843 SH       Sole              3843
HEWLETT PACKARD                COM      428236103      569    22101 SH       Sole             22101
INTEL CORP  		       COM      458140100     2471   101893 SH       Sole            101893
INTERNATIONAL BUSINESS MACHINE COM      459200101     1205     6553 SH       Sole              6553
ISHARES INC BARCLAYS 1-3YR CR  ETF	464288646      521     5000 SH       Sole              5000
ISHARES INC BARCLAYS 3-7YR     ETF 	464288661      610     5000 SH       Sole              5000
ISHARES INC MSCI JAPAN         ETF      464286848      416    45700 SH       Sole             45700
ISHARES S&P GROWTH ALLOCATION  ETF      464289867      329    10559 SH       Sole             10559
ISHARES S&P MODERATE ALLOCATIO ETF      464289875      301    10060 SH       Sole             10060
ISHARES TR 1-3 YR TRS BD       ETF      464287457      209     2478 SH       Sole              2478
ISHARES TR DJ PHARMA INDX      ETF      464288836      757     9900 SH       Sole              9900
ISHARES TR DJ US REAL ESTATE   ETF      464287739     1932    34003 SH       Sole             34003
ISHARES TR GS CORP BD FD       ETF      464287242    11206    98510 SH       Sole             98510
ISHARES TR MRTG REIT INDX      ETF      464288539      464    36690 SH       Sole             36690
ISHARES TR MSCI EAFE IDX       ETF      464287465      681    13755 SH       Sole             13755
ISHARES TR S&P NA NAT RES      ETF      464287374     1183    31143 SH       Sole             31143
ISIS PHARMACEUTICALS           COM      464330109      916   127000 SH       Sole            127000
JOHNSON & JOHNSON              COM      478160104     1192    18183 SH       Sole             18183
MARKET VECTORS HIGH YIELD MUN  ETF      57060U878      441    14800 SH       sole             14800
MITSUBISHI UFJ FNL GP 	       SP ADR   606822104      158    37700 SH       Sole             37700
NEWMONT MINING CORP            COM      651639106      816    13600 SH       Sole             13600
ORACLE SYSTEMS CORP            COM      68389X105      789    30765 SH       Sole             30765
PAIN THERAPEUTICS INC          COM      69562K100      259    68137 SH       Sole             68137
PFIZER INC                     COM      717081103     1426    65885 SH       Sole             65885
PIMCO CORPORATE OPP FD         COM      72201B101      259    16250 SH       Sole             16250
PIMCO ETF TR ENHAN SHRT MAT    ETF      72201R833      200     2000 SH       Sole              2000
POWERSHARES TR II BUILD AMERIC ETF      73937B407      604    21050 SH       Sole             21050
POWERSHARES TR II CEF INC COMP ETF      73936Q843      345    14695 SH       Sole             14695
POWERSHARES KBW HIGH YEILD FIN ETF      73936Q793      387    17775 SH       Sole             17775
PROCTER & GAMBLE CO            COM      742718109     1147    17198 SH       Sole             17198
SCHWAB STRATEGIC TR EMRG MKTEQ ETF      808524706     1086    47470 SH       Sole             47470
SCHWAB STRATEGIC TR US BRD MKT EFT      808524102      243     8040 SH	     Sole              8040
SCHWAB U.S. AGGREGATE BOND     EFT      808524839     2006    38800 SH       Sole             38800
SCHWAB U.S. DIVIDEND EQUITY    ETF      808524797      236     9000 SH       Sole              9000
SELECT SEC SPDR SBI CONS STPLS ETF      81369Y308     4062   125017 SH       Sole            125017
SELECT SEC SPDR SBI HEALTHCARE ETF      81369Y209     2753    79374 SH       Sole             79374
SELECT SEC SPDR SBI-INT UTILIT ETF      81369Y886     2198    61076 SH       Sole             61076
SPDR GOLD TRUST SHARES         ETF      78463V107     1222     8040 SH       Sole              8040
SPDR SERIES TRUST BRCLYS YLD   ETF      78464A417      498    12941 SH       Sole             12941
TEVA PHARMACEUTCL INDS ADR     COM      881624209      829    20550 SH       Sole             20550
TOYOTA MOTOR CORP SP ADR REP2C COM      892331307      759    11475 SH       Sole             11475
VERIZON COMMUNICATIONS         COM      92343V104     1869    46579 SH       Sole             46579